ACCOUNTING FOR WARRANT LIABILITY - Change in the fair value of warrant liabilities (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 12,851,000
Change in valuation inputs or other assumptions	14,921,000
Balance at ending	2,070,000
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	8,668,000
Change in valuation inputs or other assumptions	10,203,000
Balance at ending	1,535,000
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	21,519,000
Change in valuation inputs or other assumptions	25,124,000
Balance at ending	$ 3,605,000